Related Parties Transactions (Details)			3 Months Ended					6 Months Ended	12 Months Ended
	Jun. 16, 2022 USD ($) $ / shares	Sep. 07, 2021 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TWD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD ($)	Mar. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 24, 2024 USD ($)	Aug. 15, 2024 USD ($)	May 10, 2024 USD ($)	Apr. 11, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 01, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 01, 2020 USD ($)
Related Parties Transactions [Line Items]
Loan amount									$ 0				$ 50,000,000	$ 50,000,000,000,000
Outstanding balance amount			$ 68,141		$ 14,628				104,083
Percentage of working capital	6.40%
Outstanding loan balance					$ 681,185				681,185		$ 158,798
Accrued interest amount											38,819
Principal amount		$ 67,873																				$ 250,000		$ 361,487
Repayments amount			$ 64,896	$ 2,080,000					$ 126,048	$ 4,040,000
Maturity date		Sep. 30, 2021	Nov. 30, 2022	Nov. 30, 2022					Nov. 30, 2022	Nov. 30, 2022
Percentage of mature		6.50%	6.50%	6.50%					6.50%	6.50%
Loan repaid																							$ 249,975
Loan agreement amount						$ 25,500	$ 88,091	$ 25,500				$ 507,000
Credit losses											839,983
Due from BHK															$ 3,941,299	$ 3,941,299
Recognized credit losses									$ 3,941,299
Short term debt			$ 801,407						840,252		899,250
Outstanding balance amount			222,522						274,170		19,789
Principal amount									172,112		152,382
Interest expense other									773,139		1,233,284
Percentage of working capital	6.40%
Interest expenses for loan									646
Loan Agreement [Member]
Related Parties Transactions [Line Items]
Principal amount											337,707										$ 11,072,360
BioFirst Receives [Member]
Related Parties Transactions [Line Items]
Interest expense other									21,101		$ 20,094
Convertible Debt [Member]
Related Parties Transactions [Line Items]
Principal amount	$ 1,000,000
OncoX [Member]
Related Parties Transactions [Line Items]
Licensing agreement									$ 200,000
BioFirst [Member]
Related Parties Transactions [Line Items]
Loans bear interest rate									12.00%		12.00%					12.00%					12.00%
Outstanding loan balance			465,297						$ 535,918		$ 206,087										$ 6,302,360
Principal amount									347,883							$ 11,406,000
Accrued interest			68,971						53,422		0
BioFirst [Member] | BioFirst Receives [Member]
Related Parties Transactions [Line Items]
Accrued interest			$ 12,953						$ 8,526		1,322
Loan Agreement [Member]
Related Parties Transactions [Line Items]
Outstanding loan balance															$ 15,458,360	$ 17,571,076
BHK Co Development Agreement [Member]
Related Parties Transactions [Line Items]
Loan agreement, description			The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.	The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.					The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.	The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
Due from BHK									$ 120,210
Related Party [Member]
Related Parties Transactions [Line Items]
Due from BHK											113,516
Recognized credit losses									120,210
Rgene [Member] | Convertible Debt [Member]
Related Parties Transactions [Line Items]
Principal amount	$ 500,000
BioHopeKing Corporation [Member]
Related Parties Transactions [Line Items]
Due from BHK			$ 118,633						120,210
FEYE [Member]
Related Parties Transactions [Line Items]
Licensing agreement									296,000
Loan amount									296,000
Convertible Loan Agreement [Member]
Related Parties Transactions [Line Items]
Loans bear interest rate	5.00%
Conversion price per share (in Dollars per share) | $ / shares	$ 1
Discount of the stock price percentage	20.00%
Convertible Loan Agreement [Member] | Conversion [Member]
Related Parties Transactions [Line Items]
Conversion price per share (in Dollars per share) | $ / shares	$ 1
Discount of the stock price percentage	20.00%
Related Party [Member]
Related Parties Transactions [Line Items]
Outstanding loan balance									500,000
Accrued interest amount			0						63,819
Other receivables			1,867						1,892		2,667
Due from BHK											$ 113,516
AiBtl Holding [Member]
Related Parties Transactions [Line Items]
Short term debt																	$ 214,487	$ 33,732	$ 60,000	$ 40,000
Jiangs Advanced Funds [Member]
Related Parties Transactions [Line Items]
Principal amount			140,266						142,130
Interest expenses for loan			$ 4,963						$ 5,938
Minimum [Member]
Related Parties Transactions [Line Items]
Loans bear interest rate			12.00%						12.00%						12.00%	12.00%
Conversion price per share (in Dollars per share) | $ / shares									$ 0.7907